MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION
NOTE 16:-	MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION

a.
The Company manages its business on the basis of one reportable segment. The data is presented in accordance with Accounting Standard Codification 280, "Segments Reporting" ("ASC 280"). The following is a summary of revenue and long-lived assets (including Property, plant and equipment, intangible assets and operating lease right-of-use assets) by geographic area. Revenues are attributed to geographic areas based on the location of end customers.

The following table presents total revenues for the years ended December 31, 2023, 2022 and 2021, respectively:

	Year ended December 31,
	2023	2022	2021

USA	$271,647	$342,293	$305,353
Canada	75,462	93,377	84,467
Latin America	3,285	4,481	4,702
Australia	106,223	116,284	118,714
Asia	25,959	34,607	30,390
EMEA	59,908	63,320	60,836
Israel	22,747	36,444	39,430

	$565,231	$690,806	$643,892

No customer represented 10% or more of the Company’s total revenues for the years ended December 31, 2023, 2022 and 2021.

b.	The following table presents total long-lived assets as of December 31, 2023 and 2022:

	December 31,
	2023	2022

USA	$100,886	$149,173
Canada	4,685	3,292
Australia	7,885	10,337
Asia	22,630	24,353
EMEA	13,794	8,488
Israel	100,013	126,564

	$249,893	$322,207